Goodwill and Other Intangible Assets (Details) - Schedule of other intangible assets - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021
Goodwill and Other Intangible Assets (Details) - Schedule of other intangible assets [Line Items]
Carrying Amount, Net of Impairment	$ 556,773	$ 556,994
Accumulated Amortization	(413,456)	(404,750)
Net Book Value	143,317	152,244
Developed technology [Member]
Goodwill and Other Intangible Assets (Details) - Schedule of other intangible assets [Line Items]
Carrying Amount, Net of Impairment	406,371	406,578
Accumulated Amortization	(285,972)	(279,037)
Net Book Value	120,399	127,541
Patents [Member]
Goodwill and Other Intangible Assets (Details) - Schedule of other intangible assets [Line Items]
Carrying Amount, Net of Impairment	16,655	16,220
Accumulated Amortization	(8,823)	(8,503)
Net Book Value	7,832	7,717
Trademarks and trade names [Member]
Goodwill and Other Intangible Assets (Details) - Schedule of other intangible assets [Line Items]
Carrying Amount, Net of Impairment	26,062	26,055
Accumulated Amortization	(22,522)	(22,241)
Net Book Value	3,540	3,814
Customer relationships [Member]
Goodwill and Other Intangible Assets (Details) - Schedule of other intangible assets [Line Items]
Carrying Amount, Net of Impairment	100,619	100,731
Accumulated Amortization	(89,073)	(87,559)
Net Book Value	11,546	13,172
Capitalized software development costs [Member]
Goodwill and Other Intangible Assets (Details) - Schedule of other intangible assets [Line Items]
Carrying Amount, Net of Impairment	7,066	7,410
Accumulated Amortization	(7,066)	$ (7,410)
Net Book Value